STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
STOCK OPTIONS AND WARRANTS
Schedule of stock option activity
September 30, 2021
Risk-free interest rates	0.74%-0.84%
Expected life (in years)	5.00
Expected volatility	295%-325%
Dividend yield	0.00%

	Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2018	30	$10,924.00
Assumed in recapitalization	35,894	11.88
Cancelled in recapitalization	(30)	10,924.00
Granted post-recapitalization	313,499	10.93
Granted	-	-
Exercised	-	-
Expired or cancelled	(25)	70.00
Outstanding at December 31, 2019	349,368	11.03
Granted	326,936	5.60
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 31, 2020	676,304	$8.40
Exercisable at December 31, 2020	381,293	$10.68

Schedule of fair value of stock options granted
		Weighted
		Average
		Exercise
	Warrants	Price per
	Outstanding	Share
Outstanding at December 31, 2019	470,939	4.80
Issued	2,223,438	2.01
Cancelled pursuant to modification	(479,533)	4.80
Reissued pursuant to modification	1,438,599	1.60
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 31, 2020	3,653,443	1.84
Issued	6,008,237	4.18
Cancelled pursuant to modification	(2,457,213)	2.03
Exchanged for common stock	(522,108)	2.60
Exercised	-	-
Expired or cancelled	-	-
Outstanding at September 30, 2021	6,682,359	3.92

Schedule of warrants outstanding
		Wtd. Avg.
		Exercise
	Options	Price
Outstanding at December 31, 2019	349,368	$4.41
Granted	326,930	2.24
Exercised	-	-
Expired or cancelled	-	-
Balance, December 31, 2020	676,298	3.36
Granted during the period	1,765,250	4.87
Exercised during the period	-	-
Terminated/Expired during the period	(79,158)	6.87
Balance, September 30, 2021	2,362,390	$4.61
Exercisable at September 30, 2021	497,284	$3.92

	Warrants Outstanding	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2018	76	$2,636.00
Assumed in recapitalization	900,000	2.00
Cancelled in recapitalization	(76)	2,636.00
Exchanged pursuant to recapitalization	(900,000)	2.00
Issued post-recapitalization	188,376	12.00
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 31, 2019	188,376	12.00
Issued	889,376	5.025
Cancelled pursuant to modification	(191,814)	12.00
Reissued pursuant to modification	575,440	4.00
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 31, 2020	1,461,377	$4.60

Schedule of options outstanding and exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price Exercisable	Number Exercise Price	Weighted Average
$1.00 - $2.00	35,869	2.45	$1.44	35,869	$1.44
$2.56	190,468	2.59	$2.56	190,468	$2.56
$3.00 - $4.00	797,419	4.47	$3.91	76,946	$3.63
$4.00 - $5.00	943,000	4.69	$4.60	129,000	$4.62
$6.00 - $7.00	212,934	3.55	$6.30	13,767	$6.37
$8.00 - $9.00	180,200	4.55	$8.43	48,733	$8.41
$16.00	2,500	1.39	$16.00	2,500	$16.00
	2,362,390			497,283

				Options Exercisable
	Number Outstanding	Weighted Average Remaining Contractual Life(Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$2.50-$500.00	254,530	3.35	$4.175	132,020	$4.03
$6.25	192,936	4.16	$6.25	20,435	$6.25
$ 7.50-$10.00	29,870	3.30	$8.425	29,870	$8.43
$12.00	6,000	2.49	$12.00	6,000	$12.00
$16.00	192,968	3.29	$16.00	192,968	$16.00
	676,304			381,293